Business Combination (Tables)	3 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions, by Acquisition

(Dollars in Thousands)	Amount
Cash consideration	$99,999
Equity consideration:
Class A	$294,159
Class B	$573,205
Warrants	$4,896
Earn-out consideration	$85,097
Tax Receivable Agreement	$13,000
Payment of assumed liabilities	$760

Total purchase consideration transferred	$1,071,116

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the Business Combination (in thousands):

(Dollars in Thousands)	Business Combination Date Fair Value
Cash and cash equivalents	$24,047
Management/advisory fees receivable	41,691
Investments at fair value	148,674
Equity method investments	47,713
Property, plant and equipment	3,996
Intangible assets	541,718
Goodwill	524,790
Operating lease right-of-use assets	28,487
Other assets	47,147

Total Assets Acquired	$1,408,263

Accounts payable and accrued expenses	75,846
Accrued compensation and profit sharing	25,051
Accrued member distributions payable	12,803
Delayed share purchase agreement	1,818
Earn-in consideration payable	1,519
Operating lease liabilities	29,047
Debt	124,533
Deferred tax liability, net	50,288
Other liabilities	15,482

Total Liabilities Assumed	$336,387

Total Assets Acquired and Liabilities Assumed	1,071,876
Non-controlling interest in subsidiaries	(760)

$1,071,116

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

(Dollars in Thousands)	Acquisition Date Fair Value	Estimated Life (Years)
Trade Names	$14,695	11.5
Customer Relationships	163,851	27.1
Investment Management Agreements (definite life)	114,473	15
Investment Management Agreements (indefinite life)	247,100	N/A
Developed Technology	1,000	5
Backlog	599	0.5

Total Intangible Assets	$541,718